Note 13 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allocated Share-based Compensation Expense, Total	$ 6,394	$ 4,425
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 45.08	$ 36.03	$ 30.31
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 24,676
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	2 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	$ 6,419
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 4,427	$ 3,422
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 29.02
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 67.85
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,621.5